3. Accounts Receivable: Schedule of Accounts, Notes, Loans and Financing Receivable (Tables)	3 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Accounts, Notes, Loans and Financing Receivable
December 31, 2012
Due from customers	$1,375,052
Less allowance for bad debts	(4,270)
Accounts receivable - trade	$1,370,782